Share capital (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of share capital

Common shares:
	Number of shares	Amount
	#	$
Opening balance, November 1, 2023	75,299,147	288,027
Issued to pay fees in shares	658,754	1,331
Purchase of Queen of Bud - paid in shares	378,486	900
Issuance of shares through ATM(i)	1,057,300	3,154
Issuance of share for settlement of convertible debentures	2,491,345	5,025
Vested restricted share units (RSU)	486,335	929
Share issuance cost	—	(97)
Options exercised	80,290	216
Warrants exercised	104,600	358
Issuance of shares in connection with secured debentures	230,760	800
Balance, October 31, 2024	80,787,017	300,643
Purchase of Remexian - paid in shares	5,864,373	26,856
Issuance of shares through ATM(i)	11,600	52
Vested restricted share units (RSU)	504,044	1,388
Share issuance cost	—	(292)
Options exercised	227,947	664
Warrants exercised	89,800	331
Balance, October 31, 2025	87,484,781	329,642
(i)On August 31, 2023, the Company announced that it established a new at-the-market equity offering (“the ATM Program”) that allows the Company to issue up to $30,000 (or the equivalent in U.S. dollars) of common shares from treasury to the public from time to time at the Company’s discretion and subject to regulatory requirements. For the year ended October 31, 2025, a total of $52 (October 31, 2024: $3,154) has been raised through the program. The ATM Program was effective until until July 24, 2025, when the Canadian Shelf Prospectus was withdrawn in order to file a new base shelf prospectus.